Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

16. Income taxes

Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally, The Netherlands, Ireland and the United States of America. Provision for income taxes by tax jurisdiction is summarized below for the periods indicated.

	Year ended December 31,
	2014	2013	2012
Deferred tax expense (benefit)
The Netherlands	$1,339	$686	$1,952
Ireland	87,147	17,158	3,685
United States of America	26,267	3,686	2,022
Other	1,106	(344)	(789)
	115,859	21,186	6,870
Current tax expense (benefit)
The Netherlands	5,290	4,840	1,197
Ireland	229	-	-
United States of America	15,553	-	-
Other	442	-	-
	21,514	4,840	1,197
Provision for income taxes	$137,373	$26,026	$8,067

Reconciliation of statutory income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2014	2013	2012
Income tax expense at statutory income tax rate of 25%	$229,224	$77,698	$38,719

Income arising from non-taxable items (permanent differences) (a)	24,426	(128)	(58,604)
Tax on global activities	(116,277)	(51,544)	27,952
	(91,851)	(51,672)	(30,652)
Provision for income taxes	$137,373	$26,026	$8,067

(a)

Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2014 non-taxable income also included the non-deductible intercompany interest allocated to the US, non-deductible share based compensation in the Netherlands and the non-deductible transaction cost from the ILFC Transaction. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

The following tables summarize our global tax activities into each specific tax jurisdiction for each of the years presented:

	Year ended December 31, 2014
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$26,081	25.0%	0.0%	$-
Ireland	694,605	12.5%	(12.5)%	(86,826)
United States of America	95,585	38.3%	13.3%	12,713
Isle of Man	167,689	0.0%	(25.0)%	(41,922)
Other	7,528	23.0%	(2.0)%	(242)
	$991,488			$(116,277)

Loss arising from non-taxable items (c)	(74,590)
Income from continuing operations before income tax	$916,898

	Year ended December 31, 2013
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$22,106	25.0%	0.0%	$-
Ireland	135,424	12.5%	(12.5)%	(16,928)
United States of America	10,354	35.6%	10.6%	1,098
Sweden	(1,848)	18.6%	(6.4)%	118
Isle of Man	143,327	0.0%	(25.0)%	(35,832)
	$309,363			$(51,544)

Income arising from non-taxable items	1,428
Income from continuing operations before income tax	$310,791

	Year ended December 31, 2012
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$12,596	25.0%	0.0%	$-
Ireland	29,486	12.5%	(12.5)%	(3,686)
United States of America	5,586	36.2%	11.2%	626
Sweden	(4,220)	18.6%	(6.4)%	266
Isle of Man	(122,983)	0.0%	(25.0)%	30,746
	$(79,535)			$27,952

Income arising from non-taxable items (c)	234,414
Income from continuing operations before income tax	$154,879

(a)The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.

(b)The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands

(c)The 2014 non-taxable income primarily relates to the non-deductible intercompany interest allocated to the US, non-deductible share based compensation in the Netherlands and the non-deductible transaction cost from the ILFC Transaction. The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between The Netherlands and Isle of Man jurisdictions.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.

The following tables describe the principal components of our deferred tax assets and (liabilities) by jurisdiction at December 31, 2014 and 2013.

	December 31, 2014
	The Netherlands	Ireland	U.S.	Other	Total
Depreciation/Impairment	$12,479	$(618,323)	$(28,964)	$(3,189)	$(637,997)
Debt	-	(355)	1,681	-	1,326
Intangibles	-	(73)	(36,960)	-	(37,033)
Interest expense	-	-	6,008	-	6,008
Accrued maintenance liability	-	(7,673)	19,816	-	12,143
Obligations under capital leases and debt obligations	-	(3,725)	-	-	(3,725)
Investments	-	2,500	(5,446)	-	(2,946)
Deferred losses	-	-	49,787	-	49,787
Accrued expenses	-	-	26,532	-	26,532
Valuation allowance	-	-	(25,000)	(36,933)	(61,933)
Losses and credits forward	-	514,757	3,586	43,949	562,292
Other	3,210	(1,127)	2,870	(13,241)	(8,288)
Net deferred tax asset (liability)	$15,689	$(114,019)	$13,910	$(9,414)	$(93,834)

	December 31, 2013
	The Netherlands	Ireland	U.S.	Other	Total
Depreciation/Impairment	$13,994	$(286,027)	$(36)	$-	$(272,069)
Debt	-	(11,580)	-	-	(11,580)
Intangibles	-	(838)	-	-	(838)
Interest expense	-	-	7,147	-	7,147
Accrued maintenance liability	-	3,729	-	-	3,729
Obligations under capital leases and debt obligations	-	1,170	-	-	1,170
Investments	-	2,500	(2,128)	-	372
Losses and credits forward	-	308,696	6,941	8,394	324,031
Other	3,705	4,110	44	-	7,859
Net deferred tax asset	$17,699	$21,760	$11,968	$8,394	$59,821

The net deferred tax liability as of December 31, 2014, of $93.8 million is recognized in the Consolidated Balance Sheet as a deferred income tax asset of $190.0 million and as a deferred income tax liability of $283.8 million. The net deferred tax asset as of December 31, 2013, of $59.8 million is recognized in the Consolidated Balance Sheet as a deferred income tax asset of $121.7 million and as a deferred income tax liability of $61.8 million.

The change in the valuation allowance for the deferred tax asset has been as follows:

	Year ended December 31,
	2014	2013	2012
Valuation allowance at beginning of period	$-	$-	$54,357
ILFC Transaction	55,083	-	-
Increase (decrease) of allowance to income tax provision	6,850	-	(54,357)
Valuation allowance at end of period	$61,933	$-	$-

The valuation allowance as of December 31, 2014 of $61.9 million included $36.9 million related to losses and credit forwards in Australia and $25.0 million related to deferred losses in the United States. Valuation allowance in 2012 related to losses and credit forwards in our Dutch tax jurisdiction, the cumulative amount of which was cancelled at the end of 2012.

We did not have any unrecognized tax benefits as of December 31, 2013 or 2012.  As of December 31, 2014, we had $12.4 million of unrecognized tax benefits. As of the Closing Date we had $5.4 million of unrecognized tax benefits and in the current period $7.0 million was added. Substantially all of the unrecognized tax benefits as of December 31, 2014, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

Our primary tax jurisdictions are the Netherlands, United States, and Ireland. Our tax returns in The Netherlands are open for examination from 2009 forward, in Ireland from 2010 forward, and in the United States from 2011 forward. In the United States, the 2013 federal income tax return for AerCap, Inc. and its subsidiaries is currently subject to examination. None of our other tax returns are currently subject to examination.

Our policy is that we recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of income tax expense.

The Netherlands

The majority of our Netherlands subsidiaries are part of a single Netherlands fiscal unity and are included in a consolidated tax filing. Due to the existence of interest bearing intercompany liabilities with different jurisdictions, current tax expenses are limited with respect to the Netherlands subsidiaries. Deferred income tax is calculated using the Netherlands corporate income tax rate (25.0%).

Ireland

Since 2006, the enacted Irish tax rate is 12.5%. Some of our Irish tax-resident operating subsidiaries have significant losses carry forward at December 31, 2014 which give rise to deferred tax assets. The availability of these losses does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Accordingly, no Irish tax charge arose during the year. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the full value of our Irish tax assets and have not recognized a valuation allowance against such assets as of December 31, 2014.

United States of America

Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Since the ILFC Transaction, we no longer file one consolidated federal income tax return. We have two distinct groups of U.S. companies that each file a consolidated return and various individual subsidiaries that file single company returns. The blended federal and state tax rate applicable to our combined U.S. group is 38.3% for the year ended December 31, 2014.  Due to a change in control event as determined under Section 382 of the Tax Code, we have partially written off our deferred tax asset that existed in AerCap prior to the ILFC Transaction. Due to the Reorganization, we don’t expect to generate sufficient sources of taxable income to fully realize our deferred tax asset in the U.S. which we recognized as part of the opening balance. Thus, we have recorded a partial valuation allowance against our U.S. tax asset of $25.0 million as of December 31, 2014. Based on projected taxable profits in our U.S. subsidiaries, we expect to recover the full value of our remaining U.S. tax assets and have not recognized a valuation allowance against such assets as of December 31, 2014. We had $10.1 million U.S. federal net operating losses as of December 31, 2014, which expires between 2025 and 2034.